Fair Value Measurements	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Avalanche Treasury Company LLC
Fair Value Measurements
Fair Value Measurements

Note 7. Fair Value Measurements

The following table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis and the Company’s estimated level within the fair value hierarchy of those assets and liabilities as of March 31, 2026 and December 31, 2025:

	Fair value measured at March 31, 2026
	Total carrying	Quoted prices in	Significant other	Significant
	value at	active markets	observable inputs	unobservable
	March 31, 2026	(Level 1)	(Level 2)	inputs (Level 3)
Assets:
Digital assets - AVAX	$122,758,140	$122,758,140	$—	$—
USDC	2,391,023	2,391,023	—	—
Total assets	$125,149,163	$125,149,163	$—	$—
Liabilities:
Token sale liability	$15,203,085	$—	$15,203,085	$—

	Fair value measured at December 31, 2025
	Total carrying	Quoted prices in	Significant other	Significant
	value at	active markets	observable inputs	unobservable
	December 31, 2025	(Level 1)	(Level 2)	inputs (Level 3)
Assets:
Digital assets - AVAX	$167,093,560	$167,093,560	$—	$—
USDC	3,373,564	3,373,564	—	—
Total assets	$170,467,124	$170,467,124	$—	$—
Liabilities:
Token sale liability	$40,010,988	$—	$40,010,988	$—

AVAX and USDC

In determining the value of its AVAX and USDC investments, the Company uses quoted prices as determined by utilizing Coinbase closing prices at 12:00 AM UTC.

Token Sale Liability

In determining the fair value of the token sale liability, the Company used quoted prices as determined by utilizing Coinbase closing prices at 12:00 AM UTC, net of cash received.

stAVAX

Certain assets are measured at fair value on a nonrecurring basis when events or changes in circumstances indicate that the carrying amount may not be recoverable. As of March 31, 2026 and December 31, 2025 the Company recognized impairment charges related to its stAVAX, which are accounted for as indefinite-lived intangible assets.

For the three months ended March 31, 2026 and for the period from August 20, 2025 (inception) through December 31, 2025, the Company recognized a $5.06 million and $13.6 million impairment loss related to its stAVAX due to declining market values of AVAX. Fair value was determined using the quoted price of AVAX because stAVAX does not have a directly observable quoted price in an active market. As such, the stAVAX was determined to be a Level 2 asset.

Note 8.     Fair Value Measurements

The following table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis and the Company’s estimated level within the fair value hierarchy of those assets and liabilities as of December 31, 2025:

	Fair value measured at December 31, 2025
	Total carrying	Quoted prices	Significant	Significant
	value at	in active	other observable	unobservable
	December 31, 2025	markets (Level 1)	inputs (Level 2)	inputs (Level 3)
Assets:
Digital assets – AVAX	$167,093,560	$167,093,560	$—	$—
USDC	3,373,564	3,373,564	—	—
Total assets	$170,467,124	$170,467,124	$—	$—
Liabilities:
Token sale liability	$40,010,988	$—	$40,010,988	$—

AVAX and USDC

In determining the value of its AVAX and USDC investments, the Company uses quoted prices as determined by utilizing Coinbase closing prices at 12:00 AM UTC.

Token Sale Liability

In determining the fair value of the token sale liability, the Company used quoted prices as determined by utilizing Coinbase closing prices at 12:00 AM UTC, net of cash received.

stAVAX

Certain assets are measured at fair value on a nonrecurring basis when events or changes in circumstances indicate that the carrying amount may not be recoverable. During the period from August 20, 2025 (inception) through December 31, 2025, the Company recognized impairment charges related to its stAVAX, which are accounted for as indefinite-lived intangible assets.

The Company recognized a $13.6 million impairment loss related to its stAVAX due to declining market values of AVAX. Fair value was determined using the quoted price of AVAX because stAVAX does not have a directly observable quoted price in an active market. As such, the stAVAX was determined to be a Level 2 asset.